Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2019

AFF55-QTLY-0220
1.927048.108

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/20/20 to 2/27/20 (a)
(Cost $658,392)	660,000	658,467
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Advisor Series Equity Growth Fund (b)	3,190,569	$45,210,366
Fidelity Advisor Series Growth Opportunities Fund (b)	2,300,153	29,786,975
Fidelity Advisor Series Small Cap Fund (b)	1,895,683	21,970,969
Fidelity Series All-Sector Equity Fund (b)	2,003,679	20,778,151
Fidelity Series Commodity Strategy Fund (b)	5,632,890	26,812,555
Fidelity Series Large Cap Stock Fund (b)	4,993,989	79,104,786
Fidelity Series Large Cap Value Index Fund (b)	648,244	8,550,338
Fidelity Series Opportunistic Insights Fund (b)	2,332,212	42,213,032
Fidelity Series Small Cap Opportunities Fund (b)	1,985,986	27,803,804
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,048,042	51,491,099
Fidelity Series Value Discovery Fund (b)	3,744,487	50,887,585
TOTAL DOMESTIC EQUITY FUNDS
(Cost $371,499,946)		404,609,660

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	757,987	8,557,671
Fidelity Series Emerging Markets Fund (b)	1,000,023	9,760,221
Fidelity Series Emerging Markets Opportunities Fund (b)	4,257,666	87,835,660
Fidelity Series International Growth Fund (b)	4,265,243	74,727,055
Fidelity Series International Small Cap Fund (b)	956,260	16,552,854
Fidelity Series International Value Fund (b)	7,265,224	71,925,715
Fidelity Series Overseas Fund (b)	3,422,893	36,898,785
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $271,404,389)		306,257,961

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	496,691	4,768,238
Fidelity Series Floating Rate High Income Fund (b)	96,171	894,386
Fidelity Series High Income Fund (b)	566,198	5,429,836
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,529,715	15,373,633
Fidelity Series International Credit Fund (b)	25,874	260,809
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,201,408	19,394,408
Fidelity Series Real Estate Income Fund (b)	301,262	3,353,049
TOTAL BOND FUNDS
(Cost $49,154,100)		49,474,359

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	520,136	520,240
Fidelity Series Government Money Market Fund 1.65% (b)(d)	5,083,256	5,083,256
Fidelity Series Short-Term Credit Fund (b)	127,129	1,281,463
TOTAL SHORT-TERM FUNDS
(Cost $6,866,086)		6,884,959
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $699,582,913)		767,885,406
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(499,854)
NET ASSETS - 100%		$767,385,552

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	March 2020	$807,775	$15,028	$15,028
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	March 2020	1,018,250	(9,563)	(9,563)
TOTAL FUTURES CONTRACTS					$5,465

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,489.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,414
Total	$14,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,302,936	$11,298,186	$12,419,189	$5,516,800	$357,314	$671,119	$45,210,366
Fidelity Advisor Series Growth Opportunities Fund	33,095,188	10,604,547	11,619,491	6,766,977	1,210,206	(3,503,475)	29,786,975
Fidelity Advisor Series Small Cap Fund	20,365,537	3,794,737	4,311,122	638,204	(120,919)	2,242,736	21,970,969
Fidelity Series All-Sector Equity Fund	20,964,257	4,108,062	5,861,043	1,486,935	(810,563)	2,377,438	20,778,151
Fidelity Series Canada Fund	5,930,475	2,517,512	545,773	187,461	9,174	646,283	8,557,671
Fidelity Series Commodity Strategy Fund	15,655,481	12,816,550	1,720,124	382,239	(129,445)	190,093	26,812,555
Fidelity Series Emerging Markets Debt Fund	3,859,937	1,196,746	295,068	181,670	(2,291)	8,914	4,768,238
Fidelity Series Emerging Markets Fund	6,119,139	3,931,010	395,101	210,009	(6,913)	112,086	9,760,221
Fidelity Series Emerging Markets Opportunities Fund	57,109,129	26,089,011	3,565,814	2,072,492	50,278	8,153,056	87,835,660
Fidelity Series Floating Rate High Income Fund	780,983	178,541	67,723	37,415	(118)	2,703	894,386
Fidelity Series Government Money Market Fund 1.65%	4,523,020	10,491,285	9,931,049	93,105	--	--	5,083,256
Fidelity Series High Income Fund	6,674,782	949,238	2,303,271	253,883	(86,637)	195,724	5,429,836
Fidelity Series Inflation-Protected Bond Index Fund	1,824,747	13,977,067	415,740	177,535	911	(13,352)	15,373,633
Fidelity Series International Credit Fund	240,898	15,338	--	15,338	--	3,076	260,809
Fidelity Series International Growth Fund	58,492,128	11,399,286	4,518,706	2,607,386	30,508	9,323,839	74,727,055
Fidelity Series International Small Cap Fund	13,484,922	2,807,442	1,357,083	674,541	(14,547)	1,632,120	16,552,854
Fidelity Series International Value Fund	54,811,158	17,301,355	4,345,441	2,784,387	36,629	4,122,014	71,925,715
Fidelity Series Investment Grade Bond Fund	3,708,923	2,214,418	6,149,953	77,311	268,229	(41,617)	--
Fidelity Series Large Cap Stock Fund	75,072,540	15,254,280	17,450,397	5,434,202	(251,016)	6,479,379	79,104,786
Fidelity Series Large Cap Value Index Fund	8,213,907	1,606,909	1,800,685	502,788	42,104	488,103	8,550,338
Fidelity Series Long-Term Treasury Bond Index Fund	22,426,236	8,014,834	11,212,271	1,724,846	728,056	(562,447)	19,394,408
Fidelity Series Opportunistic Insights Fund	42,072,080	8,804,435	10,301,003	3,433,750	(223,376)	1,860,896	42,213,032
Fidelity Series Overseas Fund	--	34,528,849	--	127,769	--	2,369,936	36,898,785
Fidelity Series Real Estate Income Fund	2,873,463	634,478	214,164	191,862	3,227	56,045	3,353,049
Fidelity Series Short-Term Credit Fund	1,246,968	904,326	885,934	29,906	3,131	12,972	1,281,463
Fidelity Series Small Cap Opportunities Fund	26,045,702	5,587,422	4,904,473	1,831,393	(39,120)	1,114,273	27,803,804
Fidelity Series Stock Selector Large Cap Value Fund	49,107,421	8,958,093	10,463,241	2,434,671	(329,351)	4,218,177	51,491,099
Fidelity Series Value Discovery Fund	47,948,861	8,191,248	9,511,208	1,912,329	(58,496)	4,317,180	50,887,585
	627,950,818	228,175,205	136,565,067	41,787,204	666,975	46,477,271	766,706,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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